Vista Point Assets LLC ABS-15G

Exhibit 99.6 - Schedule 4

Client Name:
Client Project Name:	VSTA 2025-CES1
Start - End Dates:	1/6/2023 - 3/27/2023
Deal Loan Count:	5

Rating Agency ATR QM Data Fields

Loans in Report:	5

Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Bwr 1 Foreign National Indicator	Bwr 2 Foreign National Indicator	Borrowers Qualified Through a Non-Resident Alien Program	Residual Income Analysis in File	ATR/QM Residual Income
38853848	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	4660.47	XXXXXX	13.1681	Unemployed	Employed	U.S. Citizen	U.S. Citizen	(No Data)	No	0
30824204	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	4645.78	XXXXXX	12.7935	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	No	0
37448179	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	9661.5	XXXXXX	11.1446	Employed	(No Data)	Permanent Resident Alien	(No Data)	(No Data)	No	0
36492266	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	3249.02	XXXXXX	11.0893	Employed	Employed	U.S. Citizen	U.S. Citizen	(No Data)	No	0
38591924	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	4940.56	XXXXXX	12.5272	Employed	Employed	U.S. Citizen	U.S. Citizen	(No Data)	Yes	7500

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